QUARTERLY FINANCIAL DATA (UNAUDITED)	12 Months Ended
Feb. 03, 2013
QUARTERLY FINANCIAL DATA (UNAUDITED)
QUARTERLY FINANCIAL DATA (UNAUDITED)

NOTE 16—QUARTERLY FINANCIAL DATA (UNAUDITED)

        The following is a summary of the quarterly consolidated results of operations for the fiscal years ended February 3, 2013 and January 29, 2012 (amounts in millions):

	First Quarter	Second Quarter	Third Quarter	Fourth Quarter	TOTAL
Fiscal Year 2012
Net sales	$1,836	$2,059	$2,146	$1,994	$8,035
Gross profit	523	594	616	587	2,320
Loss from continuing operations	(376)	(56)	(53)	(714)	(1,199)
Net income (loss)	(360)	(56)	(50)	(713)	(1,179)
Fiscal Year 2011
Net sales	$1,608	$1,875	$1,893	$1,652	$7,028
Gross profit	460	533	535	486	2,014
Loss from continuing operations	(169)	(108)	(119)	(167)	(563)
Net income (loss)	(164)	(101)	(105)	(173)	(543)

        Loss from continuing operations and Net income (loss) in the first quarter of fiscal 2012 includes a loss on extinguishment of debt of $220 million. Loss from continuing operations and Net income (loss) in the fourth quarter of fiscal 2012 includes a loss on extinguishment of debt of $489 million and goodwill and other intangible asset impairment charges of $152 million, or $113 million net of tax. There is no tax impact related to the losses on extinguishment of debt due to the Company's valuation allowance position. See Note 8, Income Taxes, for further information on the Company's taxes.